Summary of Carrying Amount of Hedged Financial Instruments, Related Notional Amount of Hedge and Estimated Fair Value of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest-bearing Deposits
Derivative [Line Items]
Carrying amount	$ 11,328	$ 8,789
Notional amount of hedge	11,328	8,789
Unrealized Gain	38	441
Unrealized (Loss)	(224)	(17)
Available-for-sale
Derivative [Line Items]
Carrying amount	5,597	4,354
Notional amount of hedge	5,355	4,009
Unrealized Gain	12
Unrealized (Loss)	(339)	(289)
Deposits
Derivative [Line Items]
Carrying amount	10	10
Notional amount of hedge	10	10
Unrealized Gain	1	1
Long-term Debt
Derivative [Line Items]
Carrying amount	15,100	15,048
Notional amount of hedge	14,314	14,262
Unrealized Gain	911	964
Unrealized (Loss)	$ (4)	$ (9)